Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-based compensation

2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering.

The Company made a special grant of stock options and restricted share units in 2011 in connection with its initial public offering, which are totally vested. The Company also made recurring grants of stock options and restricted share units in each of the fiscal years from 2011 to 2017 (from 2015 to 2017 only restricted share units). Both types of these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. For all grants, each stock option granted represents the right to acquire a Class A share at its grant-date fair market value, while each restricted share unit represents the right to receive a Class A share when vested. The exercise right for the stock options is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the seventh anniversary of the date of grant. The Company utilizes a Black-Scholes

2011 Equity Incentive Plan (continued)

option-pricing model to estimate the value of stock options at the grant date. The value of restricted shares units is based on the quoted market price of the Company’s class A shares at the grant date.

On June 28, 2016, 1,117,380 stock option units were converted to a liability award maintaining the original conditions of the 2011 Plan. There were not incremental compensation costs resulting from the modification. The employees affected by this modification were 104. The accrued liability is remeasured on a monthly basis until settlement. As of December 31, 2017 and 2016, the outstanding units related to this liability award were 605,821 and 933,399, respectively. The accumulated Additional paid-in capital related to these units as from the grant date amounts to $5,865 and $5,820 during fiscal years 2017 and 2016, respectively (net of $85 and $9 reclassified to "Accrued payroll and other liabilities" in the Company’s consolidated balance sheet in 2017 and 2016, respectively).

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense in the amount of $3,267, $3,303 and $2,788 during fiscal years 2017, 2016 and 2015, respectively. The stock-based compensation expense of fiscal year 2015 includes $210 relates to the special awards granted in connection with the initial public offering. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income (loss).

The Company recognized $151, $688 and $(1,581) of related income tax benefit (expense) during fiscal years 2017, 2016 and 2015, respectively.

Stock Options

The following table summarizes the activity of stock options during fiscal years 2017, 2016 and 2015:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2014	2,550,835	17.62	4.94
Forfeitures	(141,130)	16.54	5.02
Expired (i)	(383,811)	20.01	5.41
Outstanding at December 31, 2015	2,025,894	21.03	5.87
Forfeitures	(80,734)	10.30	2.68
Expired (i)	(51,305)	14.05	4.02
Modification (ii)	(1,117,380)	19.07	5.30
Outstanding at December 31, 2016	776,475	15.55	4.46
Expired (i)	(141,986)	21.20	5.28
Outstanding at December 31, 2017	634,489	14.28	4.28
Exercisable at December 31, 2017	540,331	15.03	4.58

(i)	As of December 31, 2017, 2016 and 2015, Additional paid-in capital included $750, $206 and $2,077 respectively, related to expired stock options.

(ii)	Corresponds to stock options converted to a liability award.

The following table provides a summary of outstanding stock options at December 31, 2017:

2011 Equity Incentive Plan (continued)

Stock Options (continued)

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	540,331	94,158	634,489
Weighted-average grant-date fair market value per unit	4.58	2.53	4.28
Total grant-date fair value	2,476	238	2,714
Weighted-average accumulated percentage of service	100	86.6	98.8
Stock-based compensation recognized in Additional paid-in capital	2,476	206	2,682
Compensation expense not yet recognized (iii)	—	32	32

(i)Related to exercisable awards.
(ii)Related to awards that will vest between fiscal years 2017 and 2019.
(iii)Expected to be recognized in a weighted-average period of 0.3 years.

Restricted Share Units

The following table summarizes the activity of restricted share units during fiscal years 2017, 2016 and 2015:

2011 Equity Incentive Plan (continued)

Restricted Share Units (continued)

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2014	862,855	14.38
2015 annual grant	923,213	6.33
Partial vesting of 2011 grant	(222,781)	21.20
Partial vesting of 2012 grant	(31,772)	14.35
Partial vesting of 2013 grant	(68,300)	14.31
Forfeitures	(233,005)	9.88
Outstanding at December 31, 2015	1,230,210	7.96
2016 annual grant	865,291	4.70
Partial vesting of 2011 grant	(27,075)	21.20
Partial vesting of 2012 grant	(24,653)	14.35
Partial vesting of 2013 grant	(26,054)	14.31
Partial vesting of 2014 grant	(94,546)	8.58
Forfeitures	(142,176)	6.64
Outstanding at December 31, 2016	1,780,997	6.07
2017 annual grant	497,960	9.20
Partial vesting of 2012 grant	(23,003)	14.35
Partial vesting of 2013 grant	(24,073)	14.31
Partial vesting of 2014 grant	(44,312)	8.58
Partial vesting of 2015 grant	(269,896)	6.33
Forfeitures	(180,828)	5.99
Outstanding at December 31, 2017	1,736,845	6.65
Exercisable at December 31, 2017	—	—

As of December 31, 2017, all Class A Shares were issued. Hence, the accumulated compensation expense related to partial vesting was reclassified from "Additional paid-in capital" to "Common stock".

The following table provides a summary of outstanding restricted share units at December 31, 2017:

Number of units outstanding (i)	1,736,845
Weighted-average grant-date fair market value per unit	6.65
Total grant-date fair value	11,542
Weighted-average accumulated percentage of service	49.80
Stock-based compensation recognized in Additional paid-in capital	5,744
Compensation expense not yet recognized (ii)	5,798

(i)	Related to awards that will vest between fiscal years 2018 and 2022.

(ii)	Expected to be recognized in a weighted-average period of 2.0 years.